Calvert
Conservative Allocation Fund
December 31, 2020
Schedule of Investments (Unaudited)

Mutual Funds — 85.3%(1)

Security	Shares	Value
Equity Funds — 38.0%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class R6	114,256	$ 3,689,339
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	235,433	6,589,768
Calvert US Large-Cap Core Responsible Index Fund, Class R6	349,565	12,014,564
Calvert US Large-Cap Growth Responsible Index Fund, Class I	205,224	9,058,568
Calvert US Large-Cap Value Responsible Index Fund, Class I	988,497	26,412,637
Calvert US Mid-Cap Core Responsible Index Fund, Class I	103,427	3,588,912
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	87,528	6,843,823
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	451,546	5,716,567
Calvert Emerging Markets Equity Fund, Class R6	382,934	8,504,963
Calvert International Equity Fund, Class R6	355,686	8,877,926
Calvert International Opportunities Fund, Class R6	396,427	7,912,686
Calvert Mid-Cap Fund, Class I	45,068	2,090,257
		$101,300,010
Income Funds — 47.3%
Calvert Management Series:
Calvert Flexible Bond Fund, Class R6	1,004,432	$15,337,670
Calvert Floating-Rate Advantage Fund, Class R6	1,889,646	17,838,258
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	3,978,838	68,038,125
The Calvert Fund:
Calvert High Yield Bond Fund, Class R6	190,069	5,160,383
Calvert Short Duration Income Fund, Class R6	303,671	5,022,714
Calvert Ultra-Short Duration Income Fund, Class R6	1,499,746	14,877,481
		$126,274,631
Total Mutual Funds (identified cost $198,599,838)		$227,574,641

U.S. Treasury Obligations — 5.1%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bond, 0.750%, 2/15/45(2)(3)	$3,224	$ 4,162,607
U.S. Treasury Inflation-Protected Notes:
0.625%, 4/15/23(2)	3,400	3,580,006
0.875%, 1/15/29(2)(3)	4,985	5,860,773
Total U.S. Treasury Obligations (identified cost $11,658,704)		$ 13,603,386

Short-Term Investments — 9.6%

Other — 9.6%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.12%(4)	25,514,102	$ 25,516,653
Total Short-Term Investments (identified cost $25,516,869)		$ 25,516,653
Total Investments — 100.0% (identified cost $235,775,411)		$266,694,680

Other Assets, Less Liabilities — (0.0)%(5)	$ (94,389)
Net Assets — 100.0%	$266,600,291

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Affiliated fund.
(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(4)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2020.
(5)	Amount is less than (0.05)%.

Calvert
Conservative Allocation Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	126	Long	3/31/21	$27,843,047	$24,209
U.S. 5-Year Treasury Note	73	Long	3/31/21	9,209,977	19,308
U.S. Ultra 10-Year Treasury Note	21	Long	3/22/21	3,283,547	(6,669)
U.S. Ultra-Long Treasury Bond	17	Long	3/22/21	3,630,562	(17,813)
					$19,035

Calvert
Conservative Allocation Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

During the fiscal year to date ended December 31, 2020, the Fund used futures contracts to facilitate the periodic rebalancing of its portfolio to maintain its target asset allocation and to make tactical asset allocations.
At December 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
At December 31, 2020, the value of the Fund's investment in affiliated funds was $253,091,294, which represents 94.9% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended December 31, 2020 were as follows:
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gain distributions received	Shares/Units, end of period

Bond Fund, Class R6	$68,095,519	$ 1,222,981	$(1,552,000)	$ 42,113	$ 229,512	$ 68,038,125	$ 382,803	$ 840,179	3,978,838
Cash Reserves Fund, LLC	21,270,852	11,793,275	(7,547,474)	751	(751)	25,516,653	7,085	—	25,514,102
Emerging Markets Advancement Fund, Class I	5,054,479	7,306	(254,000)	696	908,086	5,716,567	7,306	—	451,546
Emerging Markets Equity Fund, Class R6	4,524,233	2,686,408	—	—	1,294,322	8,504,963	39,409	—	382,934
Equity Fund, Class R6	6,438,756	171,206	(156,000)	14,927	374,934	6,843,823	16,521	154,685	87,528
Flexible Bond Fund, Class R6	15,215,561	114,467	(566,000)	(7,649)	581,291	15,337,670	114,467	—	1,004,432
Floating-Rate Advantage Fund, Class R6	16,545,069	878,144	—	—	415,045	17,838,258	186,145	—	1,889,646
High Yield Bond Fund, Class I	7,184,910	26,895	(7,225,527)	744,695	(730,973)	—	26,894	—	—
High Yield Bond Fund, Class R6	—	7,267,751	(2,293,000)	13,897	171,735	5,160,383	42,224	—	190,069
International Equity Fund, Class R6	10,502,265	787,069	(3,545,974)	139,270	995,296	8,877,926	44,094	—	355,686
International Opportunities Fund, Class R6	7,481,737	1,172,647	(1,656,017)	7,402	906,917	7,912,686	67,630	—	396,427
International Responsible Index Fund, Class R6	5,548,918	1,451,938	(1,239,636)	10,565	817,983	6,589,768	84,302	—	235,433
Mid-Cap Fund, Class I	1,902,301	18,498	(85,000)	2,800	251,658	2,090,257	3,787	14,711	45,068
Short Duration Income Fund, Class R6	4,663,739	293,233	—	—	65,742	5,022,714	25,979	27,255	303,671
Small-Cap Fund, Class R6	3,125,499	704,052	(869,211)	32,458	696,541	3,689,339	5,840	—	114,256
Ultra-Short Duration Income Fund, Class R6	14,376,852	411,183	—	—	89,446	14,877,481	44,183	—	1,499,746

Calvert
Conservative Allocation Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gain distributions received	Shares/Units, end of period
US Large-Cap Core Responsible Index Fund, Class R6	$ 12,765,277	$ 115,604	$(2,210,000)	$ 598,228	$ 745,455	$ 12,014,564	$ 115,604	$ —	349,565
US Large-Cap Growth Responsible Index Fund, Class I	8,007,260	227,392	—	—	823,916	9,058,568	45,150	111,242	205,224
US Large-Cap Value Responsible Index Fund, Class I	18,193,826	5,125,331	—	—	3,093,480	26,412,637	389,025	97,305	988,497
US Mid-Cap Core Responsible Index Fund, Class I	1,872,679	1,242,830	—	—	473,403	3,588,912	25,810	65,019	103,427
Totals				$ 1,600,153	$12,203,038	$253,091,294	$1,674,258	$1,310,396
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$227,574,641	$—	$—	$227,574,641
U.S. Treasury Obligations	—	13,603,386	—	13,603,386
Short-Term Investments	—	25,516,653	—	25,516,653
Total Investments	$227,574,641	$39,120,039	$ —	$266,694,680
Futures Contracts	$43,517	$ —	$ —	$43,517
Total	$227,618,158	$39,120,039	$ —	$266,738,197
Liability Description
Futures Contracts	$(24,482)	$ —	$ —	$(24,482)
Total	$(24,482)	$ —	$ —	$(24,482)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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